SCHEDULE OF INCOME TAX BENEFIT DIFFERS FROM AMOUNT COMPUTED (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Net operating loss	$ 2,310,000	$ 2,010,000	$ 1,438,000
Other temporary differences
Total deferred tax assets	2,310,000	2,010,000	1,438,000
Less – valuation allowance	(2,310,000)	(2,010,000)	(1,438,000)
Total deferred tax assets, net of valuation allowance